UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Enhanced Dividend AchieversTM Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Aerospace & Defense—2.4%
57,800	General Dynamics Corp.	$3,863,930
145,400	United Technologies Corp.	9,811,592

		13,675,522

	Air Freight & Logistics—0.3%
32,300	C.H. Robinson Worldwide, Inc.	1,829,149

	Auto Components—0.4%
84,400	Johnson Controls, Inc.	2,348,852

	Automobiles—0.4%
92,425	Harley-Davidson, Inc.	2,101,745

	Beverages—6.4%
439,500	Coca-Cola Co. (The)	23,842,875
227,200	PepsiCo, Inc.	13,545,664

		37,388,539

	Building Products—0.2%
80,700	Masco Corp.	1,094,292

	Capital Markets—1.0%
42,675	Federated Investors, Inc.	1,083,092
27,100	Northern Trust Corp.	1,369,092
68,900	T. Rowe Price Group, Inc.	3,418,818

		5,871,002

	Chemicals—1.9%
70,350	PPG Industries, Inc.	4,128,138
35,700	Praxair, Inc.	2,688,924
220,700	RPM International, Inc.	4,127,090

		10,944,152

	Commercial Banks—8.4%
76,000	Associated Banc-Corp	966,720
67,300	Bank of Hawaii Corp.	3,060,804
256,900	BB&T Corp.	7,159,803
206,300	TCF Financial Corp.	3,020,232
360,100	U.S. Bancorp	9,031,308
95,500	Valley National Bancorp	1,313,125
855,440	Wells Fargo & Co.	24,320,159

		48,872,151

	Commercial Services & Supplies—0.6%
157,946	Pitney Bowes, Inc.	3,304,230

	Computers & Peripherals—4.6%
220,100	International Business Machines Corp.	26,938,039

	Construction Materials—0.2%
25,900	Vulcan Materials Co.	1,144,521

	Diversified Consumer Services—0.2%
66,000	H&R Block, Inc.	1,420,320

	Diversified Telecommunication—5.1%
847,400	AT&T Inc.	21,490,064
241,800	CenturyTel, Inc.	8,223,618

		29,713,682

	Electric Utilities—1.8%
63,700	FPL Group, Inc.	3,106,012
187,900	Progress Energy, Inc.	7,322,463

		10,428,475

	Electrical Equipment—1.8%
252,600	Emerson Electric Co.	10,493,004

	Food & Staples Retailing—4.3%
105,000	Sysco Corp.	2,938,950
414,400	Wal-Mart Stores, Inc.	22,141,392

		25,080,342

	Food Products—0.7%
85,600	Archer-Daniels-Midland Co.	2,565,432
35,900	Hershey Co. (The)	1,307,837

		3,873,269

	Gas Utilities—0.6%
131,900	Atmos Energy Corp.	3,643,078

	Health Care Equipment & Supplies—2.0%
44,100	Becton Dickinson & Co.	3,323,817

Shares	Common Stocks	Value

	Health Care Equipment & Supplies— (concluded)
193,500	Medtronic, Inc.	$8,299,215

		11,623,032

	Hotels Restaurants & Leisure—2.9%
268,800	McDonald’s Corp.	16,781,184

	Household Durables—0.3%
102,300	Leggett & Platt, Inc.	1,867,998

	Household Products—5.9%
46,500	Clorox Co.	2,751,405
75,800	Colgate-Palmolive Co.	6,066,274
120,700	Kimberly-Clark Corp.	7,168,373
292,600	Procter & Gamble Co. (The)	18,009,530

		33,995,582

	Industrial Conglomerates—6.4%
220,200	3M Co.	17,723,898
1,227,100	General Electric Co.	19,731,768

		37,455,666

	Insurance—1.8%
85,800	Aflac, Inc.	4,155,294
93,400	Allstate Corp. (The)	2,795,462
56,700	Chubb Corp.	2,835,000
18,100	Mercury General Corp.	691,782

		10,477,538

	IT Services—0.9%
93,060	Automatic Data Processing, Inc.	3,795,917
56,800	Paychex, Inc.	1,646,632

		5,442,549

	Machinery—2.3%
121,000	Caterpillar, Inc.	6,321,040
42,800	Dover Corp.	1,835,264
29,000	Parker Hannifin Corp.	1,621,390
66,200	Stanley Works (The) (b)	3,392,750

		13,170,444

	Media—0.3%
44,100	McGraw-Hill Cos., Inc. (The)	1,563,345

	Metals & Mining—0.4%
61,100	Nucor Corp.	2,492,880

	Multi-Utilities—1.7%
186,600	Consolidated Edison, Inc.	8,161,884
76,400	Vectren Corp.	1,778,592

		9,940,476

	Multiline Retail—1.4%
37,800	Family Dollar Stores, Inc.	1,167,264
139,700	Target Corp.	7,162,419

		8,329,683

	Oil, Gas & Consumable Fuels—7.8%
352,100	Chevron Corp.	25,393,452
310,100	Exxon Mobil Corp.	19,979,743

		45,373,195

	Pharmaceuticals—13.6%
346,200	Abbott Laboratories	18,327,828
438,600	Eli Lilly & Co.	15,438,720
318,900	Johnson & Johnson (a)	20,046,054
1,343,500	Pfizer, Inc.	25,069,710

		78,882,312

	Real Estate Investment Trusts (REITs)—1.2%
65,000	HCP, Inc.	1,842,750
44,800	Liberty Property Trust	1,361,920
66,200	Realty Income Corp. (b)	1,848,966
29,024	Vornado Realty Trust	1,877,272

		6,930,908

	Semiconductors & Semiconductor Equipment—0.5%
102,600	Linear Technology Corp.	2,677,860

	Specialty Retail—1.9%
97,300	Home Depot, Inc.	2,725,373

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Specialty Retail— (concluded)
257,600	Lowe’s Cos., Inc.	$5,577,040
23,800	Sherwin-Williams Co. (The)	1,507,730
38,200	TJX Cos., Inc.	1,451,982

		11,262,125

	Textiles, Apparel & Luxury Goods—0.3%
20,200	VF Corp.	1,455,006

	Tobacco—4.5%
656,600	Altria Group, Inc.	13,040,076
220,400	Philip Morris International, Inc.	10,030,404
66,461	Universal Corp.	3,016,665

		26,087,145

	Trading Companies & Distributors—0.5%
34,500	Fastenal Co.	1,431,060
16,000	W.W. Grainger, Inc.	1,588,480

		3,019,540

	Total Long-Term Investments (Cost—$640,367,890)—97.9%	568,992,832

Shares/Beneficial Interest	Short-Term Securities

12,653,652	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	12,653,652
3,389,500	BlackRock Liquidity Series, LLC, Money Market Series, 0.27% (c)(d)(e)	3,389,500

	Total Short-Term Securities (Cost—$16,043,152)—2.8%	16,043,152

	Total Investments Before Outstanding Options Written
	(Cost—$656,411,042*)—100.7%	585,035,984

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.4)%
880	3M Co., Strike Price USD 82.50, Expires 2/19/10	(73,964)
410	Abbott Laboratories, Strike Price USD 55, Expires 2/22/10	(8,200)
120	Aflac, Inc., Strike Price USD 50, Expires 2/22/10	(11,100)
510	Allstate Corp. (The), Strike Price USD 30, Expires 2/22/10	(48,450)
3,509	Altria Group, Inc., Strike Price USD 20, Expires 3/22/10	(147,378)
182	Associated Banc-Corp, Strike Price USD 12.50, Expires 2/22/10	(11,830)
512	Automatic Data Processing, Inc., Strike Price USD 45, Expires 2/22/10	(2,560)
1,420	BB&T Corp., Strike Price USD 29, Expires 3/22/10	(117,860)
177	C.H. Robinson Worldwide, Inc., Strike Price USD 60, Expires 2/22/10	(7,080)
665	Caterpillar, Inc., Strike Price USD 60, Expires 2/22/10	(8,312)
311	Chubb Corp., Strike Price USD 50, Expires 2/22/10	(33,433)
550	Coca-Cola Co. (The), Strike Price USD 55, Expires 3/22/10	(61,600)
1,870	Coca-Cola Co. (The), Strike Price USD 57.50, Expires 2/22/10	(28,985)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (continued)
415	Colgate-Palmolive Co., Strike Price USD 85, Expires 2/22/10	$(6,225)
1,200	Eli Lilly & Co., Strike Price USD 38, Expires 3/22/10	(30,000)
515	Emerson Electric Co., Strike Price USD 43, Expires 2/22/10	(20,600)
70	Emerson Electric Co., Strike Price USD 45, Expires 2/22/10	(700)
800	Emerson Electric Co., Strike Price USD 45, Expires 3/22/10	(24,000)
180	FPL Group, Inc., Strike Price USD 55, Expires 2/22/10	(900)
1,980	General Electric Co., Strike Price USD 16, Expires 2/22/10	(85,140)
150	H&R Block, Inc., Strike Price USD 21, Expires 2/22/10	(13,125)
215	H&R Block, Inc., Strike Price USD 23, Expires 3/22/10	(8,600)
510	Harley-Davidson, Inc., Strike Price USD 23.50, Expires 3/03/10	(34,915)
200	Hershey Co. (The), Strike Price USD 37.50, Expires 3/22/10	(18,000)
550	Home Depot, Inc., Strike Price USD 30, Expires 2/22/10	(3,300)
1,210	International Business Machines Corp., Strike Price USD 130, Expires 2/22/10	(33,880)
635	Johnson & Johnson, Strike Price USD 65, Expires 2/22/10	(13,018)
565	Linear Technology Corp., Strike Price USD 29, Expires 2/22/10	(5,650)
120	Lowe’s Cos., Inc., Strike Price USD 23, Expires 3/22/10	(4,800)
648	Lowe’s Cos., Inc., Strike Price USD 24, Expires 2/22/10	(3,240)
649	Lowe’s Cos., Inc., Strike Price USD 25, Expires 2/22/10	(3,245)
729	McDonald’s Corp., Strike Price USD 65, Expires 2/22/10	(12,393)
760	McDonald’s Corp., Strike Price USD 65.25, Expires 2/19/10	(13,954)
120	McGraw-Hill Cos., Inc. (The), Strike Price USD 35, Expires 2/22/10	(14,700)
120	McGraw-Hill Cos., Inc. (The), Strike Price USD 35, Expires 3/22/10	(20,700)
1,070	Medtronic, Inc., Strike Price USD 45, Expires 2/22/10	(53,500)
150	Northern Trust Corp., Strike Price USD 55, Expires 2/22/10	(2,250)
335	Nucor Corp., Strike Price USD 48, Expires 2/22/10	(3,350)
159	Parker Hannifin Corp., Strike Price USD 60, Expires 2/22/10	(4,770)
310	Paychex, Inc., Strike Price USD 30, Expires 3/22/10	(15,500)
1,250	PepsiCo, Inc., Strike Price USD 62.50, Expires 2/22/10	(31,250)
2,430	Pfizer, Inc., Strike Price USD 19, Expires 3/22/10	(130,005)
2,500	Pfizer, Inc., Strike Price USD 20, Expires 3/22/10	(58,750)
386	PPG Industries, Inc., Strike Price USD 65, Expires 2/22/10	(3,860)
200	Praxair, Inc., Strike Price USD 80, Expires 4/19/10	(24,500)
635	Procter & Gamble Co. (The), Strike Price USD 62.50, Expires 2/22/10	(85,725)

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
550	RPM International, Inc., Strike Price USD 20, Expires 2/22/10	$(4,125)
19	Stanley Works (The), Strike Price USD 57.50, Expires 2/22/10	(190)
345	Stanley Works (The), Strike Price USD 57.50, Expires 3/22/10	(7,762)
570	Sysco Corp., Strike Price USD 27.50, Expires 2/22/10	(54,150)
770	Target Corp., Strike Price USD 50, Expires 2/22/10	(145,530)
560	TCF Financial Corp., Strike Price USD 15, Expires 4/19/10	(36,400)
930	U.S. Bancorp, Strike Price USD 24, Expires 3/22/10	(170,655)
1,050	U.S. Bancorp, Strike Price USD 25, Expires 2/22/10	(81,900)
525	Valley National Bancorp, Strike Price USD 15, Expires 3/22/10	(10,500)
210	Vectren Corp., Strike Price USD 25, Expires 2/22/10	(5,250)
111	VF Corp., Strike Price USD 75, Expires 2/22/10	(8,602)
160	Vornado Realty Trust, Strike Price USD 70, Expires 3/22/10	(20,400)
142	Vulcan Materials Co., Strike Price USD 53, Expires 2/19/10	(786)
88	W.W. Grainger, Inc., Strike Price USD 100, Expires 2/22/10	(11,660)
2,280	Wal-Mart Stores, Inc., Strike Price USD 55, Expires 2/22/10	(87,780)
905	Wells Fargo & Co., Strike Price USD 28, Expires 2/22/10	(125,795)
3,800	Wells Fargo & Co., Strike Price USD 29, Expires 3/22/10	(511,100)

	Total Exchange-Traded Call Options Written	(2,627,882)

	Over-the-Counter Call Options Written—(0.2)%
33,000	3M Co., Strike Price USD 84.99, Expires 3/03/10, Broker Credit Suisse First Boston	(18,955)
150,000	Abbott Laboratories, Strike Price USD 55.50, Expires 3/15/10, Broker Goldman Sachs & Co.	(41,250)
35,000	Aflac, Inc., Strike Price USD 51.51, Expires 3/04/10, Broker Credit Suisse First Boston	(25,484)
47,000	Archer-Daniels-Midland Co., Strike Price USD 30.71, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(11,411)
24,000	Associated Banc-Corp, Strike Price USD 11.79, Expires 2/05/10, Broker Credit Suisse First Boston	(22,481)
466,000	AT&T Inc., Strike Price USD 27.85, Expires 2/03/10, Broker Credit Suisse First Boston	(23)
72,500	Atmos Energy Corp., Strike Price USD 28.55, Expires 2/17/10, Broker UBS Securities LLC	(22,125)
37,000	Bank of Hawaii Corp., Strike Price USD 47.99, Expires 2/11/10, Broker Morgan Stanley & Co., Inc.	(7,908)
24,000	Becton Dickinson & Co., Strike Price USD 78.51, Expires 2/26/10, Broker UBS Securities LLC	(8,348)
133,000	CenturyTel, Inc., Strike Price USD 37.09, Expires 3/09/10, Broker Credit Suisse First Boston	(8,465)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
53,500	Chevron Corp., Strike Price USD 78.13, Expires 2/08/10, Broker Citigroup Global Markets	$(829)
140,000	Chevron Corp., Strike Price USD 79.25, Expires 2/18/10, Broker Deutsche Bank Securities	(7,777)
25,500	Clorox Co., Strike Price USD 62.53, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(320)
45,000	Consolidated Edison, Inc., Strike Price USD 44.10, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(19,962)
57,700	Consolidated Edison, Inc., Strike Price USD 45.63, Expires 3/11/10, Broker Citigroup Global Markets	(7,139)
23,500	Dover Corp., Strike Price USD 42.38, Expires 2/12/10, Broker Morgan Stanley & Co., Inc.	(24,734)
120,000	Eli Lilly & Co., Strike Price USD 37.97, Expires 3/05/10, Broker UBS Securities LLC	(18,198)
170,500	Exxon Mobil Corp., Strike Price USD 69.71, Expires 3/05/10, Broker Deutsche Bank Securities	(43,972)
20,700	Family Dollar Stores, Inc., Strike Price USD 30.50, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	(19,111)
19,000	Fastenal Co., Strike Price USD 45.86, Expires 3/05/10, Broker Goldman Sachs & Co.	(2,649)
23,500	Federated Investors, Inc., Strike Price USD 27.02, Expires 2/11/10, Broker Morgan Stanley & Co., Inc.	(139)
17,000	FPL Group, Inc., Strike Price USD 51.21, Expires 2/18/10, Broker UBS Securities LLC	(2,011)
32,000	General Dynamics Corp., Strike Price USD 71.10, Expires 2/16/10, Broker UBS Securities LLC	(3,170)
198,500	General Electric Co., Strike Price USD 15.75, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(90,325)
280,000	General Electric Co., Strike Price USD 17.15, Expires 3/12/10, Broker Credit Suisse First Boston	(68,174)
36,000	HCP, Inc., Strike Price USD 30.50, Expires 2/26/10, Broker Credit Suisse First Boston	(8,818)
112,000	Johnson & Johnson, Strike Price USD 65, Expires 2/16/10, Broker Deutsche Bank Securities	(19,988)
24,000	Johnson Controls, Inc., Strike Price USD 29.31, Expires 2/25/10, Broker Credit Suisse First Boston	(9,585)
22,400	Johnson Controls, Inc., Strike Price USD 29.70, Expires 2/18/10, Broker Morgan Stanley & Co., Inc.	(4,805)
34,000	Kimberly-Clark Corp., Strike Price USD 60.50, Expires 3/12/10, Broker Citigroup Global Markets	(28,022)
32,500	Kimberly-Clark Corp., Strike Price USD 63.29, Expires 3/26/10, Broker Credit Suisse First Boston	(9,854)
57,000	Leggett & Platt, Inc., Strike Price USD 20.40, Expires 3/08/10, Broker Morgan Stanley & Co., Inc.	(2,088)

3	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
24,500	Liberty Property Trust, Strike Price USD 33.23, Expires 2/05/10, Broker Morgan Stanley & Co., Inc.	$(972)
44,500	Masco Corp., Strike Price USD 15.05, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(5,973)
243,000	Pfizer, Inc., Strike Price USD 18.50, Expires 2/19/10, Broker UBS Securities LLC	(132,012)
121,000	Philip Morris International, Inc., Strike Price USD 49.50, Expires 2/08/10,Broker Morgan Stanley & Co., Inc.	(848)
43,000	Pitney Bowes, Inc., Strike Price USD 22.47, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(3,754)
97,500	Procter & Gamble Co. (The), Strike Price USD 61.66, Expires 3/04/10, Broker Citigroup Global Markets	(123,816)
10,000	Progress Energy, Inc., Strike Price USD 39, Expires 3/04/10, Broker Citigroup Global Markets	(6,514)
94,000	Progress Energy, Inc., Strike Price USD 41.81, Expires 3/04/10, Broker Morgan Stanley & Co., Inc.	(7,660)
36,500	Realty Income Corp., Strike Price USD 25.25, Expires 2/19/10, Broker Credit Suisse First Boston	(98,060)
21,000	RPM International, Inc., Strike Price USD 21.03, Expires 3/03/10, Broker UBS Securities LLC	(681)
46,000	RPM International, Inc., Strike Price USD 21.10, Expires 3/15/10, Broker Credit Suisse First Boston	(1,374)
13,000	Sherwin-Williams Co. (The), Strike Price USD 58.99, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(56,802)
38,000	T. Rowe Price Group, Inc., Strike Price USD 54.30, Expires 3/12/10, Broker Goldman Sachs & Co.	(26,991)
56,000	TCF Financial Corp., Strike Price USD 13.55, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(73,147)
80,000	United Technologies Corp., Strike Price USD 72.29, Expires 3/12/10, Broker Morgan Stanley & Co., Inc.	(27,819)
36,500	Universal Corp., Strike Price USD 47.22, Expires 3/05/10, Broker Citigroup Global Markets	(40,876)
21,000	Vectren Corp., Strike Price USD 23.80, Expires 2/02/10, Broker Citigroup Global Markets	(1,078)

	Total Over-the-Counter Call Options Written	(1,166,497)

	Total Options Written (Premiums Received $7,700,082)—(0.6)%	(3,794,379)

	Total Investments Net of Outstanding Options Written—100.1%	581,241,605
	Liabilities in Excess of Other Assets—(0.1)%	(367,175)

	Net Assets—100.0%	$580,874,430

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$656,415,132

Gross unrealized appreciation	$9,734,223
Gross unrealized depreciation	(81,113,371)

Net unrealized depreciation	$(71,379,148)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Security, or a portion of security, is on loan.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(3,420,475)	$1,109
BlackRock Liquidity Series, LLC Money Market Series	$1,398,500	$12,376

(e)	Security purchased with the cash collateral from securities loans.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

JANUARY 31, 2010	4

Schedule of Investments (concluded)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]:	$568,992,832	—	—	$568,992,832
Short-Term Securities:	12,653,652	$3,389,500	—	16,043,152

Total	$581,646,484	$3,389,500	—	$585,035,984

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(2,504,263)	$(1,290,116)	—	$(3,794,379)

Total	$(2,504,263)	$(1,290,116)	—	$(3,794,379)

[2]	Other financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

USD — U.S. Dollar

5	JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend AchieversTM Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Dividend AchieversTM Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: March 19, 2010